Preferred Equity - Additional Information (Details)			9 Months Ended		12 Months Ended
	Oct. 26, 2020 USD ($)	Oct. 29, 2019 USD ($) Day $ / shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Class Of Stock [Line Items]
Maximum purchase commitment amount		$ 200,000,000
Initial closing amount		$ 150,000,000			$ 150,000,000	$ 150,000,000
Second and final closing amount	$ 50,000,000				$ 50,000,000
Issuance costs	3,600,000		$ 601,346	$ 641,374
Preferred stock, dividend rate, percentage		6.25%
Preferred shares outstanding | shares					200,000	200,000
Aggregate liquidation preference					$ 203,200,000	$ 202,900,000
Amount of accumulated and unpaid distributions	$ 2,900,000					$ 3,200,000
Tenth Anniversary | Maximum
Class Of Stock [Line Items]
Preferred stock, dividend rate, percentage		9.00%
After Tenth Anniversary
Class Of Stock [Line Items]
Dividend rate percentage of increase on preferred stock		0.75%
Fifth Anniversary
Class Of Stock [Line Items]
Dividend rate percentage of increase on preferred stock		0.75%
Series A Convertible Preferred Stock Purchase Agreement
Class Of Stock [Line Items]
Maximum purchase commitment amount		$ 200,000,000
Initial closing amount		150,000,000	150,000,000		150,000,000
Second and final closing amount		50,000,000	$ 50,000,000		$ 50,000,000
Issuance costs		$ 3,600,000
Preferred stock, dividend rate, percentage		6.25%
Preferred stock payment description			Upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A Convertible Preferred Stock will be entitled to receive a payment equal to the greater of (i) aggregate purchase price of all outstanding Preferred Shares, plus any accrued and unpaid dividends (the “Liquidation Amount”) and (ii) the amount that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such liquidation.		Upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A Convertible Preferred Stock will be entitled to receive a payment equal to the greater of (i) aggregatepurchase price of all outstanding Preferred Shares, plus any accrued and unpaid dividends (the “Liquidation Amount”) and (ii) the amount that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such liquidation.
Preferred stock redemption description			Subject to certain additional redemption rights, as described herein, we have the right to redeem the Series A Convertible Preferred Stock for cash at any time following the fifth anniversary of the Initial Closing. The amount of such redemption will be equal to the Liquidation Amount. Upon the listing of our common stock on a national securities exchange (the “Listing”), we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had such Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to the Listing, and then all of such Preferred Shares were sold in the Listing, or (ii) the Liquidation Amount, plus a premium amount (the “Premium Amount”) of 10%, 8%, 6%, 4%, or 2% if redeemed prior to the first, second, third, fourth, or fifth anniversary dates of issuance, respectively, or 0% if redeemed thereafter, as set forth in the Articles Supplementary. Upon a change of control event, we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such change of control or (ii) the Liquidation Amount, plus the Premium Amount, as set forth in the Articles Supplementary. In addition, subject to certain cure provisions, if we fail to maintain our status as a real estate investment trust, the holders of Series A Convertible Preferred Stock have the right to require us to repurchase the Series A Convertible Preferred Stock at an amount equal to the Liquidation Amount with no Premium Amount.		Subject to certain additional redemption rights, as described herein, we have the right to redeem the Series A Convertible Preferred Stock for cash at any time following the fifth anniversary of the Initial Closing. The amount of such redemption will be equal to the Liquidation Amount. Upon the listing of our common stock on a national securities exchange (the “Listing”), we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had such Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to the Listing, and then all of such Preferred Shares were sold in the Listing, or (ii) the Liquidation Amount, plus a premium amount (the “Premium Amount”) of 10%, 8%, 6%, 4%, or 2% if redeemed prior to the first, second, third, fourth, or fifth anniversary dates of issuance, respectively, or 0% if redeemed thereafter, as set forth in the Articles Supplementary. Upon a change of control event, we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such change of control or (ii) the Liquidation Amount, plus the Premium Amount, as set forth in the Articles Supplementary. In addition, subject to certain cure provisions, if we fail to maintain our status as a real estate investment trust, the holders of Series A Convertible Preferred Stock have the right to require us to repurchase the Series A Convertible Preferred Stock at an amount equal to the Liquidation Amount with no Premium Amount.
Preferred stock redemption premium		$ 0			$ 0
Preferred stock, conversion basis			At any time after the earlier to occur of (i) the second anniversary of the Initial Closing or (ii) 180 days after a Listing, the holders of Series A Convertible Preferred Stock have the right to convert any or all of the Series A Convertible Preferred Stock held by such holders into common stock at a rate per share equal to the quotient obtained by dividing the Liquidation Amount by the conversion price. The conversion price is $10.66, as may be adjusted in connection with stock splits, stock dividends and other similar transactions.		the earlier to occur of (i) the second anniversary of the Initial Closing or (ii) 180 days after a Listing, the holders of Series A Convertible Preferred Stock have the right to convert any or all of the Series A Convertible Preferred Stock held by such holders into common stock at a rate per share equal to the quotient obtained by dividing the Liquidation Amount by the conversion price. The conversion price is $10.66, as may be adjusted in connection with stock splits, stock dividends and other similar transactions.
Conversion price per share | $ / shares		$ 10.66
Number of days after lifting of preferred stock to common stock | Day		180
Preferred stock, voting rights condition			This foregoing limited voting right shall cease when all past dividend periods have been paid in full. In addition, the affirmative vote of the holders of a majority of the outstanding shares of Series A Convertible Preferred Stock is required in certain customary circumstances, as well as other circumstances, such as (i) our real estate portfolio exceeding a leverage ratio of 60% loan-to-value, (ii) entering into certain transactions with our Executive Chairman as of the Commitment Date, or his affiliates, (iii) effecting a merger (or similar) transaction with an entity whose assets are not at least 80% self storage related and (iv) entering into any line of business other than self storage and ancillary businesses, unless such ancillary business represents revenues of less than 10% of our revenues for our last fiscal year.		This foregoing limited voting right shall cease when all past dividend periods have been paid in full. In addition, the affirmative vote of the holders of a majority of the outstanding shares of Series A Convertible Preferred Stock is required in certain customary circumstances, as well as other circumstances, such as (i) our real estate portfolio exceeding a leverage ratio of 60% loan-to-value, (ii) entering into certain transactions with our Executive Chairman as of the Commitment Date, or his affiliates, (iii) effecting a merger (or similar) transaction with an entity whose assets are not at least 80% self storage related and (iv) entering into any line of business other than self storage and ancillary businesses, unless such ancillary business represents revenues of less than 10% of our revenues for our last fiscal year.
Required leverage ratio of our real estate portfolio		60.00%
Required percentage of self storage related assets of merger entity		80.00%
Required ancillary business revenue to total revenue		10.00%
Preferred stock, investors rights agreement			In connection with the issuance of the Series A Convertible Preferred Stock, we and the Investor also entered into an investors’ rights agreement (the “Investors’ Rights Agreement”) which provides the Investor with certain customary protections, including demand registration rights and “piggyback” registration rights with respect to our common stock issued to the Investor upon conversion of the Preferred Shares.		In connection with the issuance of the Series A Convertible Preferred Stock, we and the Investor also entered into an investors’ rights agreement (the “Investors’ Rights Agreement”) which provides the Investor withcertain customary protections, including demand registration rights and “piggyback” registration rights with respect to our common stock issued to the Investor upon conversion of the Preferred Shares.
Preferred shares outstanding | shares			200,000		200,000
Aggregate liquidation preference			$ 203,200,000		$ 203,200,000
Amount of accumulated and unpaid distributions			$ 3,200,000		$ 3,200,000
Series A Convertible Preferred Stock Purchase Agreement | Fifth To Tenth Anniversary
Class Of Stock [Line Items]
Dividend rate percentage of increase on preferred stock		0.75%
Series A Convertible Preferred Stock Purchase Agreement | Tenth Anniversary | Maximum
Class Of Stock [Line Items]
Preferred stock, dividend rate, percentage		9.00%
Series A Convertible Preferred Stock Purchase Agreement | After Tenth Anniversary
Class Of Stock [Line Items]
Dividend rate percentage of increase on preferred stock		0.75%
Series A Convertible Preferred Stock Purchase Agreement | First Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent		10.00%
Series A Convertible Preferred Stock Purchase Agreement | Second Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent		8.00%
Series A Convertible Preferred Stock Purchase Agreement | Third Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent		6.00%
Series A Convertible Preferred Stock Purchase Agreement | Fourth Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent		4.00%
Series A Convertible Preferred Stock Purchase Agreement | Fifth Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent		2.00%
Series A Convertible Preferred Stock Purchase Agreement | After Fifth Anniversary
Class Of Stock [Line Items]
Premium amount over liquidation amount on redemption, percent		0.00%